Annual Total Returns[BarChart] - ProShares Ultra Industrials - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	48.87%	(10.51%)	33.11%	91.11%	11.03%	(7.33%)	37.00%	49.75%	(26.80%)	65.84%